CAMPBELL SYSTEMATIC MACRO FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2023 (UNAUDITED)

	COUPON*	MATURITY DATE	PAR (000's)	VALUE
SHORT-TERM INVESTMENTS — 72.1%
U.S. TREASURY OBLIGATIONS — 72.1%
United States Treasury Bill	3.81%	01/04/24	$105,000	$104,477,875
United States Treasury Bill	5.06%	02/08/24	150,000	148,496,375
United States Treasury Bill	2.89%	03/07/24	100,000	98,596,868
United States Treasury Bill	3.98%	04/11/24	110,000	107,902,666
United States Treasury Bill	4.59%	05/16/24	125,000	122,008,931
United States Treasury Bill	5.13%	05/23/24	100,000	97,501,892
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $678,947,718)				678,984,607

MONEY MARKET DEPOSIT ACCOUNT — 10.1%			NUMBER OF SHARES (000's)
U.S. Bank Money Market Deposit Account, 5.20%(a)			94,955	94,955,485
TOTAL MONEY MARKET DEPOSIT ACCOUNT				94,955,485
(Cost $94,955,485)

TOTAL SHORT-TERM INVESTMENTS				773,940,092
(Cost $773,903,203)
TOTAL INVESTMENTS — 82.2%
(Cost $773,903,203)				773,940,092

OTHER ASSETS IN EXCESS OF LIABILITIES — 17.8%				167,892,477
NET ASSETS — 100.0%				$941,832,569

* Short-term investments’ coupon reflects the annualized yield on the date of purchase for discounted investments.
(a) The rate shown is as of November 30, 2023.

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL SYSTEMATIC MACRO FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2023 (UNAUDITED)
Futures contracts outstanding as of November 30, 2023 were as follows:

				VALUE AND
				UNREALIZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION/
LONG CONTRACTS	DATE	CONTRACTS	AMOUNT	(DEPRECIATION)
Australian 3-Year Bond	Dec-23	766	$ 53,419,290	$270,831
Bank Acceptance	Mar-25	103	18,202,144	(2,595)
CAC40 10 Euro	Dec-23	675	53,745,782	379,303
Coffee	Mar-24	254	17,592,675	1,276,989
Cotton No.2	Mar-24	653	26,139,590	(146,782)
Euro Stoxx 50	Dec-23	1,588	75,899,728	807,454
Euro-Bobl	Mar-24	2,050	261,187,003	(20,868)
Euro-Bund	Mar-24	1	144,389	(415)
FTSE 100 Index	Dec-23	374	35,225,246	(143,188)
FTSE China A50 Index	Dec-23	957	11,254,320	(3,963)
FTSE Taiwan Index	Dec-23	634	38,046,340	191,772
FTSE/MIB Index	Dec-23	266	43,121,128	1,306,796
IBEX 35 Index	Dec-23	221	24,225,805	804,900
ICE Three Month SONIA Index Futures	Dec-24	99	29,842,730	(20,149)
IFSC Nifty 50 Futures	Dec-23	830	33,629,940	417,005
JPN 10-Year Bond (Osaka Securities Exchange)	Dec-23	66	65,198,705	57,669
London Metals Exchange Aluminum	Dec-23	2,150	116,423,037	(3,431,598)
London Metals Exchange Aluminum	Mar-24	321	17,665,031	(323,726)
London Metals Exchange Copper	Dec-23	2,110	443,601,125	6,187,497
London Metals Exchange Copper	Mar-24	363	76,944,656	1,732,921
London Metals Exchange Zinc	Dec-23	796	49,247,525	(452,476)
London Metals Exchange Zinc	Mar-24	75	4,645,781	(164,938)
Low Sulphur Gasoil G Futures	Jan-24	224	17,617,600	(541,435)
MSCI Singapore Exchange ETS	Dec-23	723	14,636,196	(88,616)
Nikkie 225 (Osaka Securities Exchange)	Dec-23	256	57,844,327	488,789
NY Harbor Ultra-Low Sulfur Diesel	Jan-24	37	4,280,027	(28,696)
Palladium	Mar-24	36	3,673,440	(210,179)
S&P 500 E-Mini	Dec-23	210	48,055,875	219,240
S&P/TSX 60 Index	Dec-23	82	14,743,624	118,873
Silver	Mar-24	267	34,256,100	1,181,891
Soybean	Jan-24	465	31,218,938	(30,804)
Soybean Meal	Mar-24	466	19,301,720	(836,627)
SPI 200 Index	Dec-23	6	703,105	2,882
Sugar No. 11 (World)	Mar-24	90	2,624,832	(97,745)
Topix Index	Dec-23	431	69,071,631	801,722
U.S. Treasury 10-Year Notes	Mar-24	424	46,553,875	(133,386)
U.S. Treasury 5-Year Notes	Mar-24	270	28,849,922	(100,158)
				$9,468,190

				VALUE AND
				UNREALIZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION/
SHORT CONTRACTS	DATE	CONTRACTS	AMOUNT	(DEPRECIATION)
3-Month Euro Euribor	Dec-24	2,434	$ (643,273,321)	$(1,662,022)
90-DAY Bank Bill	Dec-24	1,242	(812,024,493)	(387,440)
Australian 10-Year Bond	Dec-23	603	(44,887,281)	(269,799)
Brent Crude	Mar-24	64	(5,157,120)	37,630
Canadian 10-Year Bond	Mar-24	812	(71,664,483)	(65,040)
Cattle Feeder Futures	Jan-24	265	(29,143,375)	2,160,987
Cocoa	Mar-24	1,007	(43,069,390)	(3,354,611)
Copper	Mar-24	81	(7,797,263)	(63,450)
Corn	Mar-24	1,401	(33,816,637)	(616,206)
DAX Index	Dec-23	103	(45,571,922)	(149,643)
DJIA Mini E-CBOT	Dec-23	55	(9,902,750)	(687,569)
Euro-BTP	Mar-24	232	(28,889,518)	166,497
Euro-BUXL 30-Year Bond Futures	Mar-24	78	(11,050,920)	(17,068)
Euro-Oat	Mar-24	198	(27,308,784)	110,924
Euro-Schatz	Mar-24	2,185	(251,594,890)	(143,633)
FTSE/JSE TOP 40	Dec-23	407	(15,099,024)	(845,585)
Gasoline RBOB	Jan-24	141	(12,885,088)	61,873
Gold 100 Oz	Feb-24	331	(68,093,320)	(1,171,527)
Hang Seng China Enterprises Index	Dec-23	51	(1,912,998)	59,795
Hang Seng Index	Dec-23	269	(29,354,345)	295,704
iShares MSCI EAFE ETF	Dec-23	65	(6,911,450)	(204,929)
Kansas City Hard Red Winter Wheat	Mar-24	1,071	(34,432,650)	1,218,053
Live Cattle	Feb-24	439	(30,172,470)	873,914
London Metals Exchange Aluminum	Dec-23	2,150	(116,423,037)	2,898,420
London Metals Exchange Aluminum	Mar-24	1,493	(82,161,656)	1,755,833
London Metals Exchange Copper	Dec-23	2,110	(443,601,125)	(7,919,886)
London Metals Exchange Copper	Mar-24	493	(104,500,594)	(2,844,678)
London Metals Exchange Zinc	Dec-23	796	(49,247,525)	(317,368)
London Metals Exchange Zinc	Mar-24	515	(31,901,031)	855,503
Long Gilt	Mar-24	256	(31,245,761)	139,333
MSCI Emerging Markets Index	Dec-23	169	(8,340,995)	(174,902)
Nasdaq 100 E-Mini	Dec-23	68	(21,740,280)	248,572
Natural Gas	Jan-24	1,632	(45,728,640)	6,337,801
OMX Stockholm 30 Index	Dec-23	1,560	(33,193,385)	(848,998)
Platinum	Jan-24	43	(2,012,185)	(6,361)
Russell 2000 E-Mini	Dec-23	224	(20,296,640)	(830,209)
S&P Mid 400 E-Mini	Dec-23	87	(22,338,120)	(703,286)
Soybean Oil	Mar-24	340	(10,618,200)	(290,371)
Three-Month SOFR	Mar-25	1,384	(332,436,800)	(646,243)
U.S. Treasury 2-Year Notes	Mar-24	615	(125,743,477)	(371,505)
U.S. Treasury Long Bond (Chicago Board of Trade)	Mar-24	1,399	(162,896,062)	(158,566)
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Mar-24	215	(26,445,000)	(336,113)
Wheat	Mar-24	1,624	(48,557,600)	(341,792)
WTI Crude	Jan-24	109	(8,279,640)	48,346
				$(8,159,615)
Total Futures Contracts				$1,308,575

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL SYSTEMATIC MACRO FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2023 (UNAUDITED)

Forward foreign currency contracts outstanding as of November 30, 2023 were as follows:

						UNREALIZED
				EXPIRATION		APPRECIATION/
CURRENCY PURCHASED		CURRENCY SOLD		DATE	COUNTERPARTY	(DEPRECIATION)
AUD	1,974,500,000	USD	1,271,357,005	Dec 20 2023	UBS	$34,183,294
BRL	579,900,000	USD	115,069,671	Dec 20 2023	UBS	2,453,925
CAD	1,532,500,000	USD	1,124,508,871	Dec 20 2023	UBS	5,247,009
CHF	11,050,000	USD	12,364,030	Dec 20 2023	UBS	284,350
CLP	44,610,000,000	USD	49,335,724	Dec 20 2023	UBS	1,739,665
CNH	437,600,000	USD	60,108,506	Dec 20 2023	UBS	1,225,631
COP	504,600,000,000	USD	121,117,756	Dec 20 2023	UBS	3,963,439
CZK	3,325,200,000	USD	143,246,430	Dec 20 2023	UBS	5,559,361
EUR	984,650,000	USD	1,058,309,343	Dec 20 2023	UBS	14,490,777
GBP	770,850,000	USD	950,258,730	Dec 20 2023	UBS	23,084,280
HUF	36,657,000,000	USD	99,526,676	Dec 20 2023	UBS	5,211,235
IDR	230,825,000,000	USD	14,530,945	Dec 20 2023	UBS	348,644
INR	11,561,000,000	USD	138,575,508	Dec 20 2023	UBS	(4,702)
JPY	123,570,000,000	USD	833,011,593	Dec 20 2023	UBS	3,250,383
KRW	105,225,000,000	USD	80,257,788	Dec 20 2023	UBS	1,402,392
MXN	3,766,200,000	USD	211,579,045	Dec 20 2023	UBS	4,549,790
NOK	843,150,000	USD	77,079,187	Dec 20 2023	UBS	895,943
NZD	1,021,650,000	USD	608,106,422	Dec 20 2023	UBS	21,085,264
PHP	7,800,000,000	USD	137,994,813	Dec 20 2023	UBS	2,558,115
PLN	736,050,000	USD	173,688,919	Dec 20 2023	UBS	10,156,713
SEK	3,353,700,000	USD	311,968,193	Dec 20 2023	UBS	7,651,278
SGD	176,103,000	USD	129,585,708	Dec 20 2023	UBS	2,189,211
TWD	562,950,000	USD	17,598,832	Dec 20 2023	UBS	463,920
USD	1,256,412,051	AUD	1,955,650,000	Dec 20 2023	UBS	(36,664,619)
USD	38,384,087	BRL	197,900,000	Dec 20 2023	UBS	(1,722,689)
USD	1,253,366,017	CAD	1,712,200,000	Dec 20 2023	UBS	(8,864,338)
USD	65,462,146	CHF	58,150,000	Dec 20 2023	UBS	(1,099,239)
USD	41,269,123	CLP	37,400,000,000	Dec 20 2023	UBS	(1,551,311)
USD	112,524,831	CNH	819,300,000	Dec 20 2023	UBS	(2,308,483)
USD	98,140,493	COP	412,710,000,000	Dec 20 2023	UBS	(4,162,836)
USD	190,843,185	CZK	4,352,800,000	Dec 20 2023	UBS	(3,948,661)
USD	863,311,102	EUR	809,150,000	Dec 20 2023	UBS	(18,277,500)
USD	931,322,842	GBP	759,650,000	Dec 20 2023	UBS	(27,878,063)
USD	159,577,720	HUF	57,156,000,000	Dec 20 2023	UBS	(3,730,789)
USD	113,838,931	IDR	1,773,800,000,000	Dec 20 2023	UBS	(504,904)
USD	34,702,758	INR	2,895,000,000	Dec 20 2023	UBS	3,123
USD	778,809,946	JPY	115,630,500,000	Dec 20 2023	UBS	(3,721,335)
USD	80,869,473	KRW	106,770,000,000	Dec 20 2023	UBS	(1,989,709)
USD	154,226,372	MXN	2,762,700,000	Dec 20 2023	UBS	(4,315,164)
USD	391,109,929	NOK	4,277,400,000	Dec 20 2023	UBS	(4,467,155)
USD	477,384,647	NZD	806,900,000	Dec 20 2023	UBS	(19,551,458)
USD	129,658,027	PHP	7,293,000,000	Dec 20 2023	UBS	(1,758,960)
USD	77,005,412	PLN	335,625,000	Dec 20 2023	UBS	(6,824,750)
USD	213,638,439	SEK	2,354,100,000	Dec 20 2023	UBS	(10,715,617)
USD	235,134,415	SGD	318,852,000	Dec 20 2023	UBS	(3,457,186)
USD	122,890,214	TWD	3,930,750,000	Dec 20 2023	UBS	(3,231,398)
USD	159,757,385	ZAR	3,027,400,000	Dec 20 2023	UBS	(548,492)
ZAR	3,956,400,000	USD	210,040,453	Dec 20 2023	UBS	(542,477)
Total Forward Foreign Currency Contracts						$(19,844,093)

AUD	Australian Dollar		JPY	Japanese Yen
BRL	Brazilian Real		KRW	South Korean Won
CAD	Canadian Dollar		MXN	Mexican Peso
CHF	Swiss Franc		NOK	Norwegian Krone
CLP	Chilean Peso		NZD	New Zealand Dollar
CNH	Chinese Yuan Renminbi		PHP	Philippine Peso
COP	Columbian Peso		PLN	Polish Zloty
CZK	Czech Koruna		SEK	Swedish Krona
EUR	Euro		SGD	Singapore Dollar
GBP	British Pound		TWD	Taiwan New Dollar
HUF	Hungarian Forint		UBS	Union Bank of Switzerland
IDR	Indonesian Rupiah		USD	United States Dollar
INR	Indian Rupee		ZAR	South African Rand

The accompanying notes are an integral part of the consolidated portfolio of investments.

CAMPBELL SYSTEMATIC MACRO FUND
NOTES TO CONSOLIDATED PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2023 (UNAUDITED)

CONSOLIDATION OF SUBSIDIARY —The Adviser’s Campbell Systematic Macro Program is achieved by the Fund investing up to 25% of its total assets in the Campbell Systematic Macro Offshore Limited (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the acts of the Cayman Islands. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest. All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiary were $58,750,480, which represented 6.24% of the Fund’s net assets.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 – Prices are determined using quoted prices in active markets for identical securities.

• Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2023 in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Short-Term Investments	$ 773,940,092	$ 773,940,092	$ -	$ -
Commodity Contracts
Futures Contracts	26,627,658	26,627,658	-	-
Equity Contracts
Futures Contracts	6,142,807	6,142,807	-	-
Interest Rate Contracts
Futures Contracts	745,254	745,254	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	151,997,742	-	151,997,742	-
Total Assets	$ 959,453,553	$ 807,455,811	$ 151,997,742	$ -

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Commodity Contracts
Futures Contracts	$ (23,191,257)	$ (23,191,257)	$ -	$ -
Equity Contracts
Futures Contracts	(4,680,888)	(4,680,888)	-	-
Interest Rate Contracts
Futures Contracts	(4,334,999)	(4,334,999)	-	-
Foreign Currency Contracts
Forward Foreign Currency Contracts	(171,841,835)	-	(171,841,835)	-
Total Liabilities	$ (204,048,979)	$ (32,207,144)	$ (171,841,835)	$ -

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 purchases, sales, or transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.